Columbia Funds Series Trust I


                                        Prospectuses dated November 1, 2006
                                          Columbia Small Cap Value Fund I
                                        Columbia High Yield Municipal Fund

                                        Prospectuses dated January 1, 2007
                                            Columbia Greater China Fund
                                         Columbia Federal Securities Fund
                                         Columbia International Stock Fund
                                              Columbia Balanced Fund
                                       Columbia Conservative High Yield Fund
                               Columbia Oregon Intermediate Municipal Bond Fund
                                         Columbia Real Estate Equity Fund
                                         Columbia Small Cap Growth Fund I
                                           Columbia Mid Cap Growth Fund
                                         Columbia Strategic Investor Fund
                                             Columbia Technology Fund

                                        Prospectuses dated February 1, 2007
                                               Columbia Liberty Fund
                                          Columbia Asset Allocation Fund
                                           Columbia Dividend Income Fund
                                            Columbia Common Stock Fund
                                          Columbia Large Cap Growth Fund
                                          Columbia Disciplined Value Fund
                                           Columbia Small Cap Core Fund

                                         Prospectuses dated March 1, 2007
                                        Columbia California Tax-Exempt Fund
                                       Columbia Connecticut Tax-Exempt Fund
                                      Columbia Massachusetts Tax-Exempt Fund
                                         Columbia New York Tax-Exempt Fund
                                     Columbia Intermediate Municipal Bond Fund
                        Columbia Massachusetts Intermediate Municipal Bond Fund
                          Columbia Connecticut Intermediate Municipal Bond Fund
                           Columbia New Jersey Intermediate Municipal Bond Fund
                             Columbia New York Intermediate Municipal Bond Fund
                         Columbia Rhode Island Intermediate Municipal Bond Fund

                                         Prospectuses dated April 1, 2007
                                             Columbia Tax-Exempt Fund

                                          Supplement to the Prospectuses
                                                  October 1, 2007

Prospectuses for Class A, Class B, Class C, Class E, Class F, Class R, and Class T shares of the above-referenced funds, as applicable, are hereby supplemented as follows:

The language cited below is added following the first sentence within the section "How to Exchange Shares":

Certain shareholders invested in a class of shares other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares. No sales charges will apply to such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z Shares exchange privilege.



INT-47/135288-1007                                              October 1, 2007